Exhibit 99.21

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on behalf of its client, Bank of America. The review included a total of 1074 newly originated residential mortgage loans, in connection with the securitization identified as OBX 2022-INV4 (the “Securitization”). The Review was conducted from April 2021 through May 2022 on mortgage loans originated between November 2018 and March 2022.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history
e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure
d.	Comprehensive review of Closing Disclosure to determine transaction accuracy
e.	Recalculation of APR and Finance Charge
f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees
g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure
h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing
i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type
j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.
b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.	Additional valuation product was not required when the CU score provided was 2.5 or below. In the event the CU score was equal to or greater than 2.5, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, CDA’s were ordered on loans that had an acceptable CU score based on guidance from the seller.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third party valuation product.

For loans reviewed in a post-close valuation review scenario (1074 loans in total):

Two (2) loans had a Secondary Appraisal, 322 loans had AVMs, and 153 loans had Desktop Reviews. Consolidated Analytics has independent access to the Desktop Reviews ordered by the Aggregator.

If a loan with an AVM or Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.

Nine (9) loans had a Field Review or BPO, and three (3) loans had an Exterior Only Appraisal Review all of which supported value.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 1074 mortgage loans reviewed, two hundred fifty-seven (257) unique mortgage loans (23.93% by loan count) had a total of 419 different tape discrepancies across 12 data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Original Collateral Value	199	47.49%
Originator DTI	131	31.26%
Original CLTV	52	12.41%
Property Type	17	4.06%
Escrow Indicator	5	1.19%
Property Zip	4	0.95%
UW FICO Utilized	3	0.72%
Orig Note Rate	3	0.72%
Property County	2	0.48%
Sales Price	1	0.24%
Loan Purpose	1	0.24%
Property Address	1	0.24%
Grand Total	419	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	944	$316,531,806.00	87.90%
Event Grade B	130	$44,745,697.00	12.10%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	1074	$361,277,503.00	100.00%
Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1040	96.83%
Event Grade B	34	3.17%
Event Grade C	0	0%
Event Grade D	0	0%

Total Sample	1074	100.00%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1045	97.30%
Event Grade B	29	2.70%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1074	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1004	93.48%
Event Grade B	70	6.52%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1074	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	HMDA Data Tape Not Provided	1045
		Property is located in a FEMA disaster area	249
		HMDA Discrepancy(s) Noted	139
		DTI Exceeds AUS Maximum Allowable	76
		Borrower Liabilities Verification Indicator is Partial	74
		Hazard Insurance Coverage is Not Sufficient.	48
		Borrower Employment Verification does not meet guidelines	41
		Servicing Comments are Missing	37
		Asset Documents are Incomplete	36
		Borrower Income Verification does not match Approval	31

Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	30
Fraud Report Shows Uncleared Alerts	22
Housing history does not meet guidelines	19
LTV Exceeds AUS Maximum Allowable	18
CLTV Exceeds the AUS Maximum Allowable	18
Hazard Insurance Indicator is Partial	13
Hazard Insurance Coverage is Not Sufficient	12
AUS is Partial	12
CoBorrower Employment Verification does not meet guidelines	11
Insufficient cash to close.	9
Title Policy is Missing	9
HAZARD INSURANCE CERTIFICATE MISSING	9
All Interested Parties Not Checked against Exclusionary Lists	8
Fraud Report Missing	8
Hazard Insurance Effective Date is after the Note Date	7
CoBorrower Income Verification does not match Approval	7
Initial Loan Application is Missing	5
Borrower Liabilities Verificiation Indicator is Missing	5
OFAC Check was not completed/Cleared.	5
Final Loan Application is Partial	5
Borrower Income Verification is less than 12 months	5
CoBorrower Credit Report is Missing	4
Profit and Loss Does Not Meet Guidelines	4
Property flood zone reflects property is in a Flood Zone but Special Flood Zone is marked No	3
Condo Approval Missing	3
Fully Executed Purchase Contract is Partial	3
Borrower Credit Report is Missing	3
Borrower Credit Report Indicator is Partial	3
Transmittal Summary is Partial	3
Flood Certificate is Partial	3
Flood Certificate is Missing	3
No Credit Findings	2
Balance Sheet Does Not Meet Guidelines	2
Borrower residency documentation not provided or issue with documentation	2
Borrower Employment Verification Level is missing	2
Minimum Trade Line Requirement Not Met	2
Borrower 2 Income Verification is less than 12 months	2
Appraisal date is greater than 120 days from Origination date.	2
Borrower Asset Verification is Missing	2
Transmittal Summary is Missing	2
Executed HELOC closure letter not provided.	2
Final Loan Application is Missing	2

		FICO is less than the AUS Minimum Required	2
		Initial Credit Application is Not Executed	1
		Borrower Three Employment Verification does not match Approval	1
		CoBorrower Transcripts is Missing	1
		Borrower Employment Verification is Unavailable	1
		Fraud Report is Only Partially Available	1
		Fully Executed Purchase Contract is Missing	1
		Unresolved derogatory credit	1
		CoBorrower Income Verification is Missing	1
		CoBorrower Employment Verification Level is Missing	1
		CoBorrower Liabiliities Verified Indicator is Missing	1
		Flood Insurance Policy is Missing	1
		CoBorrower Liabilities Verified Indicator is Partial	1
		Borrower Transcripts are missing	1
		Note Document Indicator is Missing	1
		Initial Credit Application is Partial	1
		Note Document Indicator is Partial	1
		AUS is Missing	1
		Note is not executed by all borrowers	1
		Total Credit Grade (A) Exceptions:	2087
	B	Hazard Insurance Effective Date is after the Note Date	20
		DTI Exceeds AUS Maximum Allowable	10
		Hazard Insurance Indicator is Partial	4
		Total Credit Grade (B) Exceptions:	34
Compliance	A	ATR/QM Status is Pending	84
		Charges That Cannot Increase Test	42
		Consummation or Reimbursement Date Validation Test	28
		Charges That In Total Cannot Increase More Than 10% Test	27
		Reimbursement Amount Test	26
		Initial Loan Estimate Delivery Date Test (from application)	13
		Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	11
		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	9
		TRID Post-Consummation Reason for Redisclosure Validation Test	7
		TRID Total of Payments Test	6
		Initial Closing Disclosure Delivery Date Test	6
		Lender Credits That Cannot Decrease Test	6
		Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	5
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	5
		Evidence of Rate Lock Not Provided	4
		Per Diem Interest Amount Test	4

TRID Consummation Date and Closing / Settlement Date Validation Test	3
Security Instrument Indicator is Missing	3
TRID Disclosure Delivery and Receipt Date Validation Test	3
No Compliance Findings	3
Initial Loan Estimate Delivery Date Finding (prior to consummation)	3
TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	2
TRID Post-Consummation Revised Closing Disclosure Data Validation Test	2
Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	2
Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	2
Intent to Proceed is Missing	2
Reimbursement Date Test	2
Revised Loan Estimate Delivery Date Test (prior to consummation)	2
Lender did not provide ATR/QM Status Determination	1
The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	1
Qualified Mortgage Balloon Payment Loan	1
Higher-Priced Mortgage Loan Appraisal Delivery to the Borrower is Greater than 3 days Prior to Consummation (12 CFR 1026.35(c)(6)).	1
Home loan Toolkit is Missing	1
Originator NMLS Status is Not Found	1
Prohibited Fees Test	1
Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	1
Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	1
Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	1
TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	1
Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	1
TRID "Section E. Taxes and Other Government Fees" Validation Test	1
Notice of Special Flood Hazards is Partial	1
Notice of Special Flood Hazards is Missing	1
Missing Taxpayer First Act Disclosure	1
Initial Loan Estimate Delivery Date Test (prior to consummation)	1
Security Instrument Indicator is Partial	1
Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5)).	1
Subject loan is an investment cash out. Evidence of cash-out purpose not provided.	1

		The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	1
		Total Compliance Grade (A) Exceptions:	333
	B	Charges That Cannot Increase Test	7
		Reimbursement Amount Test	6
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	6
		Consummation or Reimbursement Date Validation Test	5
		Charges That In Total Cannot Increase More Than 10% Test	4
		TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	3
		TRID Disclosure Delivery and Receipt Date Validation Test	3
		Mortgage Loan Finding	3
		Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	2
		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	2
		TRID "Section F. Prepaids" Validation Test	1
		eSigned Documents Consent is Missing	1
		Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	1
		Origination Fee Test	1
		Lender Credits That Cannot Decrease Test	1
		Per Diem Interest Amount Test	1
		Discount Fee Test	1
		Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test	1
		Written List of Service Providers Disclosure Date Test	1
		Prohibited Fees Test	1
		Initial Loan Estimate Delivery Date Test (from application)	1
		Total Compliance Grade (B) Exceptions:	52
Property	A	Third Party Valuation Product not Provided	329
		Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	104
		Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	63
		Third Party AVM to appraised value exceeds 10% allowable variance	49
		Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	28
		Origination Appraisal is Missing	19
		Third Party Valuation Product not Provided.	16
		Origination Appraisal is Partial	11
		Third Party Desk Review variance to appraised value exceeds 10%	11
		Third party AVM Confidence Score is less than 80%	7
		Title Issues Present	3
		Is Completion Certificate in file is No	3

	Was lowest appraised value used to qualify is No	2
	Hazard Insurance Effective Date is after the Review Date	1
	Post FEMA Disaster Property Inspection Shows Property Damage	1
	Total Property Grade (A) Exceptions:	647
B	Informational Only - Property Inspection Waiver used at origination.	70
	Total Property Grade (B) Exceptions:	70

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.